Summary of Significant Unobservable Inputs Used for Fair Value Measurements Classified As Level 3 (Detail) (USD $) In Millions, unless otherwise specified							3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2013 Derivative assets Level 3 Interest rate swaps	Dec. 31, 2012 Derivative assets Level 3 Interest rate swaps	Mar. 31, 2013 Derivative assets Level 3 Credit default swaps		Dec. 31, 2012 Derivative assets Level 3 Credit default swaps		Mar. 31, 2013 Derivative assets Level 3 Equity index options	Dec. 31, 2012 Derivative assets Level 3 Equity index options	Mar. 31, 2013 Other assets Level 3		Dec. 31, 2012 Other assets Level 3		Dec. 31, 2012 Derivative liabilities Level 3 Credit default swaps		Mar. 31, 2013 Derivative liabilities Level 3 Equity index options	Mar. 31, 2013 Internal Models Level 3 U.S. corporate	Dec. 31, 2012 Internal Models Level 3 U.S. corporate	Mar. 31, 2013 Internal Models Level 3 Corporate - non-U.S.	Dec. 31, 2012 Internal Models Level 3 Corporate - non-U.S.	Mar. 31, 2013 Internal Models GMWB embedded derivatives Level 3 Policyholder account balances		Dec. 31, 2012 Internal Models GMWB embedded derivatives Level 3 Policyholder account balances		Mar. 31, 2013 Internal Models Fixed index annuity embedded derivatives Level 3 Policyholder account balances	Dec. 31, 2012 Internal Models Fixed index annuity embedded derivatives Level 3 Policyholder account balances
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation technique							Discounted cash flows	Discounted cash flows	Discounted cash flows	[1]	Discounted cash flows	[1]	Discounted cash flows	Discounted cash flows	Discounted cash flows	[2]	Discounted cash flows	[2]	Discounted cash flows	[1]	Discounted cash flows	Matrix pricing	Matrix pricing	Matrix pricing	Matrix pricing	Stochastic cash flow model	[3]	Stochastic cash flow model	[3]	Option budget method	Option budget method
Fixed maturity securities available-for-sale, at fair value	$ 61,082		$ 62,161		$ 58,295																	$ 2,468	$ 2,554	$ 1,815	$ 1,908
Derivative assets, fair value							1	2	7	[1]	7	[1]	17	25
Other assets	10	[2]	9	[2]	29	[4]									10	[2]	9	[2]
Policyholder account balances	306		377		496																					272	[3]	350	[3]	34	27
Derivative liabilities, fair value																			$ 1	[1]	$ 1
Fair value input, discount rate																[2]	13.00%	[2]
Fair value input, equity index volatility																					22.00%
Fair value, withdrawal utilization rate, lower limit																										0.00%		0.00%
Fair value, withdrawal utilization rate, upper limit																										98.00%		98.00%
Fair value, lapse rate, lower limit																										0.00%		0.00%
Fair value, lapse rate, upper limit																										25.00%		25.00%
Fair value input, credit spreads, lower limit									0.14%	[1]	0.09%	[1]							1.12%	[1]		0.60%	0.65%	0.87%	0.82%	0.50%		0.50%
Fair value input, credit spreads, upper limit									1.59%	[1]	1.12%	[1]							1.19%	[1]		8.00%	9.53%	3.58%	3.80%	0.90%		0.90%
Fair value input, credit spreads, weighted-average									0.70%	[1]	0.56%	[1]							1.15%	[1]		2.00%	2.08%	1.81%	1.88%	0.80%		0.80%
Fair value input, interest rate volatility, lower limit							21.00%	25.00%
Fair value input, interest rate volatility, upper limit							25.00%	28.00%
Fair value input, equity index volatility, weighted-average													29.00%	31.00%												22.00%	[3]	22.00%	[3]
Fair value input, equity index volatility, lower limit													22.00%	14.00%												15.00%	[3]	18.00%	[3]
Fair value input, equity index volatility, upper limit													43.00%	45.00%												25.00%	[3]	25.00%	[3]
Fair value input, interest rate volatility, weighted-average							23.00%	26.00%
Fair value, expected future interest credited, lower limit																														1.00%	1.00%
Fair value, expected future interest credited, upper limit																														4.00%	4.00%
Fair value, expected future interest credited, weighted-average																														1.00%	1.00%

[1]	Unobservable input valuation based on the current market credit default swap premium.
[2]	Represents contingent receivables associated with recent business dispositions.
[3]	Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
[4]	Represents embedded derivatives associated with certain reinsurance agreements.